Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of held-to-maturity securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Fair Value	$ 0	$ 79,671,886